                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [    ] is a restatement.
                                    [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mohnish Pabrai
Address:  17 Spectrum Point Drive
          Suite 503
          Lake Forest, CA  92630


Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mohnish Pabrai
Title:    Individual
Phone:    (949) 275-5652

Signature, Place, and Date of Signing:

      /s/ Mohnish Pabrai               Lake Forest, CA        August 15, 2005
      ---------------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   12

Form I3F Information Table Value Total:   $177,381 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

                                EXPLANATORY NOTE:

COLUMN 1               COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
---------------------  --------------  -----------  --------  --------------------  ----------  --------  --------------------------

                                                    VALUE     SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING     AUTHORITY
NAME OF ISSUER         TITLE OF CLASS  CUSIP        (X$1000)  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE       SHARED     NONE
---------------------  --------------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  ---------  ----
Berkshire Hathaway     A               084670 10 8  17,702    212        SH         Sole        None      212

Bio Scrip, Inc.        COM             553044 10 8  21,315    3,552,510  SH         Sole        None      3,552,510

Danielson Hldg Corp    COM             236274 10 6  13,496    1,108,948  SH         Sole        None      1,108,948

Dr. Reddys Labs Ltd    ADR             256135 20 3  6,724     397,380    SH         Sole        None      397,380

Fairfax Finl Hldngs
Ltd                    SUB VTG         202901 AL 6  27,751    167,174    SH         Sole        None      167,174

Harvest Nat Res Inc    COM             41754V 10 3  27,991    2,560,955  SH         Sole        None      2,560,955

Ipsco Inc.             COM             462622 10 1  24,296    555,977    SH         Sole        None      555,977

Liberty Media Intl,
Inc.                   COM SER A       530719 10 3  14,349    307,861    SH         Sole        None      307,861

MFC Bancorp            COM NEW         55271X 20 2  8,541     458,450    SH         Sole        None      458,450

Register.com, Inc.     COM             75914G 901   569       75,801     SH         Sole        None      75,801

Star Gas Partners LP   UNITS LTD PRTN  85512C 10 5  7,126     2,500,337  SH         Sole        None      2,500,337

Universal Stainless &
Alloy                  COM             913837 10 0  7,621     625,670    SH         Sole        None      625,670